Preferred Stock and Limited Liability Company	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Preferred Stock and Limited Liability Company

13.	Preferred Stock and Limited Liability Company

Series A Preferred Stock: As of December 31, 2021, and December 31, 2020, Oscar Renda Contracting, Inc., (“Oscar Renda”), had 17.0 million shares of Series A preferred stock outstanding. The Series A preferred stock has a par value of $1 and cumulative dividends payable annually at the prime rate published in the Wall Street Journal. The redemption rate of $1 per share is subject to a Board of Directors vote.

Series B Preferred Stock: As of December 31, 2021, and December 31, 2020, Oscar Renda had 7.4 million and 9.0 million shares of Series B preferred stock outstanding. Series B preferred stock has a par value of $1 and cumulative dividends payable annually at the prime rate published in the Wall Street Journal. The redemption rate of $1 per share is subject to a Board of Directors vote.

During the year ended December 31, 2021, and December 31, 2020, the Board of Directors approved the redemption of 1.6 million and 9.0 million shares of Series B preferred stock, respectively, for the forgiveness of accounts receivable due from holders of preferred stock at $1 per share.